DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments, Gain (Loss) [Table Text Block]
The effect of derivative instruments in cash flow hedging relationships on the Consolidated Statements of Income were as follows:

Derivatives in Cash Flow Hedging Relationship	Location of Gain or (Loss) Reclassified from AOCI into income	Gain (loss) reclassified in AOCI on Derivatives			Gain (loss) recognized in OCI on Derivatives
(Dollars in thousands)		December 31, 2025	December 31, 2024	December 31, 2023	December 31, 2025	December 31, 2024	December 31, 2023
Interest rate contracts	Interest income/(expense)	$(795)	$(795)	$(237)	$1,270	$(1,176)	$3,755

Summary of Derivative Financial Instruments and Balances
The following table details the classification and amounts of interest rate derivatives, foreign exchange contracts and cash flow hedges recognized in the Consolidated Balance Sheets:

	December 31, 2025			December 31, 2024
		Estimated fair value			Estimated fair value
(Dollars in thousands)	Notional amount	Gain (1)	Loss (2)	Notional amount	Gain (1)	Loss (2)
Derivatives not designated as qualifying hedging instruments
Interest rate derivatives-instruments associated with loans (3)
Matched interest rate swaps with borrower	$2,425,106	$23,271	$(46,159)	$2,211,542	$6,849	$(95,341)
Matched interest rate swaps with counterparty	2,425,106	46,138	(23,243)	2,211,542	95,292	(6,849)
Foreign exchange contracts (4)
Matched foreign exchange contracts with customers	8,368,518	161,649	(160,523)	5,772,686	161,686	(132,732)
Matched foreign exchange contracts with counterparty	8,318,982	160,523	(161,649)	5,741,839	132,732	(161,686)
Commodity contracts(5)
Matched commodity with client	24,180	909	(994)	1,717	0	(158)
Matched commodity with counterparty	24,269	669	(1,084)	1,701	158	0
Total derivatives not designated as qualifying hedging instruments	21,586,161	393,159	(393,652)	15,941,027	396,717	(396,766)

Derivatives designated as qualifying hedging instruments
Cash flow hedges (6)
Interest rate collars and floors	1,000,000	708	0	1,000,000	387	(619)
Total derivatives designated as qualifying hedging instruments	1,000,000	708	0	1,000,000	387	(619)
Total	$22,586,161	$393,867	$(393,652)	$16,941,027	$397,104	$(397,385)
(1) Derivative assets are included in Accrued interest and other assets in the Consolidated Balance Sheets.
(2) Derivative liabilities are included in Accrued interest and other liabilities in the Consolidated Balance Sheets.
(3) Changes in fair value are included in Client derivative fees in the Consolidated Statements of Income.
(4) Changes in fair value are included in Foreign exchange income in the Consolidated Statements of Income.
(5) Changes in fair value are included in Client derivative fees in the Consolidated Statements of Income.
(6) Changes in fair value are included in Accumulated comprehensive income in the Consolidated Balance sheets.

Disclosure by Type of Financial Instrument [Table Text Block]
The following table discloses the gross and net amounts of derivative contracts recognized in the Consolidated Balance Sheets:

	December 31, 2025
				Gross Amounts Not offset in Consolidated Balance Sheet
(Dollars in thousands)	Gross amounts of recognized assets (2)	Gross amounts offset in the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Financial instruments recognized amounts	Cash or financial instrument collateral (3)	Net amount
Interest rate contracts (1)	$69,409	$0	$69,409	$(43,607)	$(12,660)	$13,142
Foreign exchange contracts	371,710	0	371,710	(126,506)	0	245,204
Commodity contracts	1,578	0	1,578	(670)	0	908
Cash flow hedges	708	0	708	0	(708)	0
Total	$443,405	$0	$443,405	$(170,783)	$(13,368)	$259,254

	December 31, 2025
					Gross Amounts Not offset in Consolidated Balance Sheet
(Dollars in thousands)	Gross amounts of recognized liabilities (2)		Gross amounts offset in the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Financial instruments recognized amounts		Cash or financial instrument collateral (3)	Net amount
Interest rate contracts (1)	$69,402		$0	$69,402	$(24,594)		$0	$44,808
Foreign exchange contracts	322,172		0	322,172	(126,506)		(5,894)	189,772
Commodity contracts	2,078		0	2,078	(670)		(462)	946
Cash flow hedges	0		0	0	0		0	0
Total	$393,652	393652000	$0	$393,652	$(151,770)	-151770000	$(6,356)	$235,526

	December 31, 2024
				Gross Amounts Not offset in Consolidated Balance Sheet
(Dollars in thousands)	Gross amounts of recognized assets (2)	Gross amounts offset in the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Financial instruments recognized amounts	Cash or financial instrument collateral (3)	Net amount
Interest rate contracts (1)	$102,141	$0	$102,141	$(721)	$(98,510)	$2,910
Foreign exchange contracts	325,266	0	325,266	(131,530)	0	193,736
Commodity contracts	174	0	174	0	0	174
Cash flow hedges	387	0	387	(387)	0	0
Total	$427,968	$0	$427,968	$(132,638)	$(98,510)	$196,820

	December 31, 2024
				Gross Amounts Not offset in Consolidated Balance Sheet
(Dollars in thousands)	Gross amounts of recognized liabilities (2)	Gross amounts offset in the Consolidated Balance Sheets	Net amounts presented in the Consolidated Balance Sheets	Financial instruments recognized amounts	Cash or financial instrument collateral (3)	Net amount
Interest rate contracts (1)	$102,150	$0	$102,150	$(3,896)	$0	$98,254
Foreign exchange contracts	294,419	0	294,419	(115,757)	(16,976)	161,686
Commodity contracts	158	0	158	0	0	158
Cash flow hedges	619	0	619	(387)	0	232
Total	$397,346	$0	$397,346	$(120,040)	$(16,976)	$260,330

(1) Includes accrued interest receivable.
(2) Amount does not include IRLCs because these instruments are not subject to master netting or similar arrangements
(3) Amount of collateral received is an offset to asset positions or pledged as an offset of liability positions

Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received
The following table details the derivative financial instruments and the average remaining maturities at December 31, 2025:

(Dollars in thousands)	Notional amount	Average maturity (years)	Fair value
Interest rate contracts
Receive fixed, matched interest rate swaps with borrower	$2,425,106	3.6	$(22,888)
Pay fixed, matched interest rate swaps with counterparty	2,425,106	3.6	22,895
Foreign exchange contracts
Foreign exchange contracts - pay USD	8,368,518	0.6	1,126
Foreign exchange contracts - receive USD	8,318,982	0.6	(1,126)
Commodities contracts
Client commodity contracts	24,180	0.5	(85)
Counterparty commodity contracts	24,269	0.5	(415)
Total client derivatives	21,586,161	1.3	(493)

Cash flow hedges
Interest rate collars and floors on loan pools	1,000,000	1.8	708
Total cash flow hedges	1,000,000	1.8	708
Total	$22,586,161	1.3	$215